Property, Equipment and Software (Details)	12 Months Ended					6 Months Ended	12 Months Ended		48 Months Ended	1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 William Lei Ding CNY	Jun. 30, 2010 Guangzhou CNY	Dec. 31, 2010 Guangzhou CNY	Dec. 31, 2009 Guangzhou CNY	Jun. 30, 2010 Guangzhou CNY	Jul. 31, 2010 Guangzhou William Lei Ding CNY	Dec. 31, 2009 Guangzhou William Lei Ding CNY	Dec. 31, 2011 Guangzhou William Lei Ding SquareMeter	Dec. 31, 2010 Guangzhou William Lei Ding CNY	Dec. 31, 2011 Building CNY	Dec. 31, 2010 Building CNY	Dec. 31, 2011 Building Hangzhou Research & Development Center CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2010 Leasehold improvements CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY	Dec. 31, 2010 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2010 Vehicles CNY	Dec. 31, 2011 Servers and computers CNY	Dec. 31, 2010 Servers and computers CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2010 Software CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY	Dec. 31, 2011 Construction in progress Beijing CNY
Summary of property, equipment and software
Gross book value	1,418,622,000	1,118,126,000					80,600,000							479,344,000	477,402,000	396,700,000	80,615,000	73,408,000	45,477,000	38,170,000	7,167,000	4,109,000	643,033,000	483,618,000	44,405,000	41,275,000	118,581,000	144,000	110,900,000
Less: Accumulated depreciation	(570,153,000)	(362,348,000)
Net book value	848,469,000	755,778,000		134,808,000
Depreciation expense	208,300,000	153,300,000	114,800,000
Other information
Floor space (in square meter)												20,000
Escrow deposit previously paid by CEO to developer					62,400,000
Amount paid to property developer on behalf of Mr. Ding											13,700,000
Value of property transferred, at cost, by Mr. Ding to the Company										72,200,000
Amount remained payable		44,360,000											44,400,000
Miscellaneous property-related transfer costs							8,400,000
Payment for various improvements and installation of equipment								75,300,000
Adjusted net rental charges									33,900,000
Accrued imputed rental amount credited to accumulated depreciation account						33,900,000